Other Income and Expenses	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Other Income and Expenses
Note 15. Other Income and Expenses

	September 30, 2019			September 30, 2018
Other income :
Gain on sale of long-lived assets	Ps.	269		Ps.	190
Cancellation of contingencies		84			116
Leases		6			—
Foreign exchange gain related to operating activities		6			96
Tax actualization effect s		896	(1)		—
Other		—			5

	Ps.	1,261		Ps.	407

Other expens es :
Provisions for contingencies	Ps.	627		Ps.	619
Loss on the retirement of long-lived assets		198			82
Loss on sale of long-lived assets		231			127
Severance payments		1,058	(2)		99
Donations		11			117
Leases		6			—
Other		99			200

	Ps.	2,230		Ps.	1,244

(1)
Following a favorable decision from Brazilian tax authorities received during 2019, Coca-Cola FEMSA has been entitled to reclaim indirect
tax payments made in prior years in Brazil, resulting in the recognition of a tax credit and an extraordinary positive effect in the
operating
revenues
and other income
captions of the condensed consolidated income statements
. See note 20.1.1.

(2)	During 2019 , the Company incurred in restructu r ing costs related to some of their operations as part of an efficiency program.